Other items from operating activities (Tables)	12 Months Ended
Dec. 31, 2019
Other items from operating activities
Schedule of other income and other expense

For the year ended December 31,
(M$)	2019	2018	2017
Gains on disposal of assets	670	1,041	2,784
Foreign exchange gains	238	252	785
Other	255	545	242
Other income	1,163	1,838	3,811

Losses on disposal of assets	(56)	(111)	(186)
Foreign exchange losses	(463)	(444)	—
Amortization of other intangible assets (excl. mineral interests)	(266)	(225)	(192)
Other	(407)	(493)	(656)
Other expense	(1,192)	(1,273)	(1,034)

Schedule of other financial income and expense

As of December 31,
(M$)	2019	2018	2017
Dividend income on non-consolidated subsidiaries	178	171	167
Capitalized financial expenses	227	519	460
Other	387	430	330
Other financial income	792	1,120	957

Accretion of asset retirement obligations	(639)	(530)	(544)
Other	(125)	(155)	(98)
Other financial expense	(764)	(685)	(642)

Schedule of other non-current assets and changes in the valuation allowance on loans and advances

As of December 31, 2019		Valuation
(M$)	Gross value	allowance	Net value
Loans and advances(a)	2,248	(266)	1,982
Other non-current financial assets related to operational activities	332	—	332
Other	101	—	101
Total	2,681	(266)	2,415

As of December 31, 2018		Valuation
(M$)	Gross value	allowance	Net value
Loans and advances(a)	2,180	(303)	1,877
Other non-current financial assets related to operational activities	471	—	471
Other	161	—	161
Total	2,812	(303)	2,509

As of December 31, 2017		Valuation
(M$)	Gross value	allowance	Net value
Loans and advances(a)	3,237	(359)	2,878
Other non-current financial assets related to operational activities	937	—	937
Other	169	—	169
Total	4,343	(359)	3,984

(a)	Excluding loans to equity affiliates.

Changes in the valuation allowance on loans and advances are detailed as follows:

For the year ended December 31,				Currency
	Valuation			translation	Valuation
	allowance as of			adjustment and	allowance as of
(M$)	January 1,	Increases	Decreases	other variations	December 31,
2019	(303)	(7)	43	1	(266)
2018	(359)	(5)	35	26	(303)
2017	(286)	(50)	11	(34)	(359)